Provisions - additional information (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	$ 5,013	$ 5,136	$ 6,144
Balance as of 31 March 2024	5,136
Increase in provisions recognized in the income statement	395
Release of provisions recognized in the income statement	(73)
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	1,171
Provisions used in conformity with designated purpose	(1,605)
Foreign currency translation and other movements	(11)
Balance as of 30 June 2024	5,013
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	3,630	3,920	4,020
Balance as of 31 March 2024	3,920
Increase in provisions recognized in the income statement	37
Release of provisions recognized in the income statement	(41)
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	1,171
Provisions used in conformity with designated purpose	(1,442)
Foreign currency translation and other movements	(15)
Balance as of 30 June 2024	3,630
Reclassification out of IFRS 3 acquisition-related contingent liabilities to IAS 37 Provisions related to litigation, regulatory and similar matters	944
Total IAS 37 provision related to the funding obligation	1,421
Fair value of a derivative liability accounted for to recognise a funding obligation	1,421
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	827	662	741
Balance as of 31 March 2024	662
Increase in provisions recognized in the income statement	315
Release of provisions recognized in the income statement	(16)
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	0
Provisions used in conformity with designated purpose	(138)
Foreign currency translation and other movements	4
Balance as of 30 June 2024	827
Real estate related onerous contracts restructuring provision	461	443	448
Personnel-related restructuring provisions	365	218	294
Real estate
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	233	238	259
Balance as of 31 March 2024	238
Increase in provisions recognized in the income statement	2
Release of provisions recognized in the income statement	0
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	0
Provisions used in conformity with designated purpose	(5)
Foreign currency translation and other movements	(1)
Balance as of 30 June 2024	233
Other
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	322	$ 317	$ 1,123
Balance as of 31 March 2024	317
Increase in provisions recognized in the income statement	41
Release of provisions recognized in the income statement	(16)
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	0
Provisions used in conformity with designated purpose	(21)
Foreign currency translation and other movements	0
Balance as of 30 June 2024	$ 322